Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Payables And Accruals [Abstract]
Components of Accrued Liabilities

Accrued liabilities consist of the following:

	As of December 31,
	2018	2019
	US$’000	US$’000
Customer acquisition incentive payables	16,021	—
Funds payable to marketplace customers(1)	48,407	37,002
Other tax payable	10,812	10,942
Payroll and related liabilities	2,836	2,341
Deferred depository bank incentive	1,609	1,172
Accrued operating expense	7,197	4,818
Borrowing from employees	2,996	386
Professional service fee accruals	492	928
Others	297	363
	90,667	57,952

(1)

The balance of payable mainly includes (i) funds received from borrowers but not yet transferred to accounts of marketplace investors due to the settlement time lag. The settlement time lag is generally less than 5 days; (ii) funds held on behalf of predictive selection technology loans marketplace investors. (iii) cash received from the borrowers but not yet been repaid to the investors or received from the investors but not yet been remitted to the borrowers.

(2)	The balance of payroll and related liabilities includes accrued liablities of compensation for laid off employees with amount of US$ 688 thousand, resulted from letigations.